Other income and other net gains/(losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and other net gain/(losses)
Government subsidies (note)	$ 534,678	$ 7,932	$ 513,860
Bank interest income	472,189	3,980	8,043
Dividend income	9,862
Net foreign exchange (losses)/gains	(688,725)		(280,360)
Net foreign exchange (losses)/gains		285,025
Impairment loss on interest in a joint venture			(570,704)
Impairment loss on amount due from a joint venture		(176,227)
Sundry income	76,639	18,238	13,757
Other income and other net gain/(losses)	$ 404,643	$ 138,948	$ (315,404)